Common Stock Options - Stock Options Activity (Details) - $ / shares			12 Months Ended
	Mar. 01, 2017	Jan. 08, 2017	Dec. 31, 2016	Dec. 31, 2015
Options expired	1,200,000	1,150,000
Outstanding, Ending			13,350,000
Exercisable, Ending			13,350,000
Weighted Average Exercise Price, Ending			$ 0.06
Weighted Average Exercise Price, Exercisable			$ 0.06	$ 0.05
Stock Option [Member]
Outstanding, Beginning			10,850,000	11,300,000
Options expired			(5,500,000)	(450,000)
Options granted			8,000,000
Options exercised
Outstanding, Ending			13,350,000	10,850,000
Exercisable, Ending			13,350,000
Weighted Average Exercise Price, Beginning			$ 0.05	$ 0.05
Weighted Average Exercise Price, Options expired			(0.01)	(0.08)
Weighted Average Exercise Price, Options granted			.04
Weighted Average Exercise Price, Options exercised
Weighted Average Exercise Price, Ending			0.06	$ 0.05
Weighted Average Exercise Price, Exercisable			$ 0.06